Schedule of Investments - September 30, 2021
Hotchkis & Wiley Small Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 100.02%	Held	Value
COMMUNICATION SERVICES - 4.43%
Media - 4.43%
Stagwell, Inc. (a)	3,027,600	$23,221,692
TOTAL COMMUNICATION SERVICES		23,221,692

CONSUMER DISCRETIONARY - 8.21%
Auto Components - 0.34%
Adient PLC (a)	43,100	1,786,495

Automobiles - 0.25%
Harley-Davidson, Inc.	36,000	1,317,960

Diversified Consumer Services - 1.62%
H&R Block, Inc.	339,100	8,477,500

Hotels, Restaurants & Leisure - 1.03%
International Game Technology PLC (a)	205,200	5,400,864

Internet & Catalog Retail - 1.34%
Points International Ltd. (a)	410,100	7,012,710

Specialty Retail - 3.63%
The ODP Corp. (a)	377,580	15,163,613
Sonic Automotive, Inc.	73,200	3,845,928
		19,009,541
TOTAL CONSUMER DISCRETIONARY		43,005,070

ENERGY - 17.75%
Energy Equipment & Services - 4.07%
Frank’s International NV (a) (l)	3,965,300	11,657,982
NexTier Oilfield Solutions, Inc. (a)	421,537	1,939,070
NOV, Inc. (a)	589,800	7,732,278
		21,329,330
Oil, Gas & Consumable Fuels - 13.68%
Altus Midstream Company (l)	23,795	1,642,569
APA Corp.	159,100	3,409,513
Berry Corp.	312,900	2,256,009
Cairn Energy PLC (v)	471,400	1,189,471
Equitrans Midstream Corp.	887,400	8,998,236
Kosmos Energy Ltd. (a)	1,686,600	4,992,336
Murphy Oil Corp.	182,800	4,564,516
Oasis Petroleum, Inc.	54,400	5,408,448
Penn Virginia Corp. (a)	71,400	1,904,238
Range Resources Corp. (a)	1,529,600	34,614,848
Rockhopper Exploration PLC (a)	3,066,400	227,242
Whiting Petroleum Corp. (a)	41,300	2,412,333
		71,619,759
TOTAL ENERGY		92,949,089

FINANCIALS - 26.05%
Banks - 13.27%
Associated Banc-Corp	66,800	1,430,856
The Bank of NT Butterfield & Son Ltd.	505,700	17,957,407
First BanCorp	664,400	8,736,860
First Hawaiian, Inc.	508,000	14,909,800
Investors Bancorp, Inc.	195,800	2,958,538
Popular, Inc.	303,000	23,534,010
		69,527,471
Capital Markets - 3.02%
Evercore, Inc.	91,300	12,204,071
Lazard Ltd.	21,800	998,440
Stifel Financial Corp.	38,400	2,609,664
		15,812,175
Consumer Finance - 2.12%
SLM Corp.	629,600	11,080,960

Insurance - 7.34%
CNO Financial Group, Inc.	121,900	2,869,526
Enstar Group Ltd. (a)	77,879	18,280,538
Global Indemnity Group LLC	316,036	8,453,963
Horace Mann Educators Corp.	221,600	8,817,464
		38,421,491
Thrifts & Mortgage Finance - 0.30%
Luther Burbank Corp.	117,800	1,579,698
TOTAL FINANCIALS		136,421,795

HEALTH CARE - 1.67%
Health Care Providers & Services - 1.67%
Hanger, Inc. (a)	397,700	8,733,492
TOTAL HEALTH CARE		8,733,492

INDUSTRIALS - 22.03%
Building Products - 0.66%
Armstrong Flooring, Inc. (a)	796,200	2,492,106
Resideo Technologies, Inc. (a)	39,080	968,793
		3,460,899
Commercial Services & Supplies - 1.01%
The Brink’s Company	55,800	3,532,140
Quad/Graphics, Inc. (a)	419,100	1,781,175
		5,313,315
Construction & Engineering - 3.44%
Fluor Corp. (a)	1,127,800	18,010,966

Machinery - 8.71%
Allison Transmission Holdings, Inc.	285,600	10,087,392
Crane Company	82,300	7,802,863
EnPro Industries, Inc.	138,700	12,083,544
The Greenbrier Companies, Inc.	106,000	4,556,940
Meritor, Inc. (a)	423,900	9,033,309
Miller Industries, Inc.	59,700	2,032,188
		45,596,236
Professional Services - 5.56%
Hudson Global, Inc. (a) (o)	192,560	3,061,704
KBR, Inc.	371,800	14,648,920
Korn Ferry	66,400	4,804,704
TrueBlue, Inc. (a)	243,400	6,591,272
		29,106,600
Road & Rail - 2.32%
AMERCO	18,800	12,145,364

Trading Companies & Distributors - 0.33%
Rush Enterprises, Inc.	38,350	1,731,886
TOTAL INDUSTRIALS		115,365,266

INFORMATION TECHNOLOGY - 11.37%
Communications Equipment - 0.62%
Casa Systems, Inc. (a)	75,500	511,890
CommScope Holding Company, Inc. (a)	201,300	2,735,667
		3,247,557
Electronic Equipment, Instruments & Components - 4.66%
Arrow Electronics, Inc. (a)	133,000	14,934,570
Avnet, Inc.	62,000	2,292,140
Belden, Inc.	123,700	7,206,762
		24,433,472
IT Services - 4.02%
Euronet Worldwide, Inc. (a)	144,600	18,404,688
Verra Mobility Corp. (a)	175,100	2,638,757
		21,043,445
Semiconductors & Semiconductor Equipment - 1.15%
Diodes, Inc. (a)	66,600	6,033,294

Software - 0.92%
Telos Corp. (a)	169,200	4,808,664
TOTAL INFORMATION TECHNOLOGY		59,566,432

MATERIALS - 0.00%
Metals & Mining - 0.00%
Noranda Aluminum Holding Corp. (a) (i) (o)	800,300	5,602
TOTAL MATERIALS		5,602

REAL ESTATE - 4.26%
Equity Real Estate Investment Trusts - 3.58%
Seritage Growth Properties (a) (l)	1,264,000	18,745,120

Real Estate Management & Development - 0.68%
The RMR Group, Inc.	107,200	3,585,840
TOTAL REAL ESTATE		22,330,960

UTILITIES - 4.25%
Electric Utilities - 2.00%
Hawaiian Electric Industries, Inc.	91,100	3,719,613
Portland General Electric Company	144,400	6,785,356
		10,504,969
Multi-Utilities - 2.25%
Avista Corp.	301,100	11,779,032
TOTAL UTILITIES		22,284,001

Total common stocks (Cost $450,538,448)		523,883,399
Total long-term investments (Cost $450,538,448)		523,883,399

COLLATERAL FOR SECURITIES ON LOAN - 2.34%
Money Market Funds - 2.34%
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 0.03%^	12,250,445	12,250,445
Total collateral for securities on loan (Cost $12,250,445)		12,250,445

	Principal
SHORT-TERM INVESTMENTS - 0.08%	Amount
Time Deposits - 0.08%
Banco Bilbao Vizcaya Argentaria SA, 0.01%, 10/01/2021*	$405,069	405,069
Total short-term investments (Cost $405,069)		405,069

Total investments - 102.44% (Cost $463,193,962)		536,538,913

Liabilities in excess of other assets - (2.44)%		(12,782,999)

Net assets - 100.00%		$523,755,914

(a)	- Non-income producing security.
(i)	- Illiquid security. The total market value of these securities was $5,602, which represented 0.00% of net assets.
(l)
- All or a portion of this security is on loan.  The total market value of securities on loan was $11,922,520.  The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(o)
- Affiliated issuer.  An issuer in which the Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer is an “affiliated” issuer as defined in the 1940 Act. A schedule of the Fund’s investments in securities of affiliated issuers held during the three months ended September 30, 2021, is set forth below:

					Net Change in
					Unrealized
	Value at			Net Realized	Appreciation/	Value at		Shares Held at
Issuer Name	June 30, 2021	Purchases	Sales	Gains (Losses)	Depreciation	September 30, 2021	Dividends	September 30, 2021
Hudson Global, Inc.	$3,375,577	$-	$-	$-	$(313,873)	$3,061,704	$-	192,560
Noranda Aluminum Holding Corp.	40,015	-	-	-	(34,413)	5,602	-	800,300
	$3,415,592	$-	$-	$-	$(348,286)	$3,067,306	$-

(v)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor’s proprietary fair value pricing model.  The total market value of these securities was $1,189,471, which represented 0.23% of net assets.  See Security Valuation below.

^	- Rate shown is the 7-day yield as of September 30, 2021.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a U.S. stock exchange or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Fixed-income securities are generally valued on the basis of prices obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange.  When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2021:

Level 1 --- Quoted prices in an active market:
Common Stocks	$522,688,326
Money Market Funds	12,250,445
Time Deposits	405,069
Level 2 --- Other significant observable market inputs:
Common Stocks:
Energy	1,189,471
Materials	5,602
Level 3 --- Significant unobservable inputs	-
Total Investments	$536,538,913

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.